UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07338
Capital World Growth and Income Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class 529-A | CWIAX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 529-A	$ 42	0.78% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class 529-C | CWICX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $ 10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 83	1.55% *

*Annualiz
e
d
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class 529-E | CWIEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 54	1.01% *

*
Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class 529-F-1 | CWIFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 33	0.61% *

*Annuali
ze
d
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class 529-F-2 | FCWGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 28	0.52% *

*Annua
lize
d
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class 529-F-3 | FWCGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $ 10,000 investment
Class 529-F-3	$ 25	0.46% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class 529-T | TCWWX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 30	0.55% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class A | CWGIX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.74% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class C | CWGCX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 80	1.49% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class F-1 | CWGFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 43	0.80% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class F-2 | WGIFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 27	0.51% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class F-3 | FWGIX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 22	0.41% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-1 | RWIAX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 80	1.50% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-2 | RWIBX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 80	1.50% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-2E | RWBEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 65	1.21% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-3 | RWICX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 56	1.05% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by sector
(
percent
of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-4 | RWIEX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 41	0.76% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-5 | RWIFX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 25	0.46% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-5E | RWIHX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 30	0.56% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class R-6 | RWIGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 22	0.41% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio
holdings
by sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-033-0724 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Growth and Income Fund®
Class T | TCWGX
for the six months ended May 31, 2024
This semi-annual shareholder report contains important information about Capital World Growth and Income Fund for the period from December 1, 2023 to May 31, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 27	0.50% *

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 123,081
Total number of portfolio holdings	341
Portfolio turnover rate	15%
Portfolio holdings by
sector
(percent of net assets)
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-033-0724 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Growth and Income Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2024
Lit. No. MFGEFP2-033-0724 © 2024 Capital Group. All rights reserved.

Investment portfolio May 31, 2024unaudited

Common stocks 96.48%		Shares	Value (000)
Information technology 20.86%
	Broadcom, Inc.	3,683,794	$4,894,105
	Microsoft Corp.	11,663,335	4,841,801
	Taiwan Semiconductor Manufacturing Co., Ltd.	140,247,486	3,539,777
	ASML Holding NV	2,236,780	2,144,359
	ASML Holding NV (ADR)	104,298	100,162
	Apple, Inc.	10,766,336	2,069,828
	NVIDIA Corp.	875,679	960,033
	Tokyo Electron, Ltd.	3,904,991	842,186
	Capgemini SE	3,483,590	705,879
	Salesforce, Inc.	2,309,875	541,527
	Texas Instruments, Inc.	2,504,958	488,492
	Accenture PLC, Class A	1,608,053	453,937
	Samsung Electronics Co., Ltd.	8,267,832	442,892
	Dell Technologies, Inc., Class C	2,173,241	303,298
	MediaTek, Inc.	7,808,800	296,716
	Micron Technology, Inc.	2,109,829	263,729
	EPAM Systems, Inc.[1]	1,391,712	247,627
	Shopify, Inc., Class A, subordinate voting shares[1]	4,108,695	243,029
	Oracle Corp.	1,983,461	232,442
	Applied Materials, Inc.	1,077,840	231,822
	Intel Corp.	7,334,721	226,276
	Keyence Corp.	497,800	224,601
	Seagate Technology Holdings PLC	2,338,781	218,068
	Synopsys, Inc.[1]	327,934	183,905
	Arista Networks, Inc.[1]	499,028	148,536
	SAP SE	748,527	134,872
	GlobalWafers Co., Ltd.	7,996,000	130,245
	Disco Corp.	282,216	111,023
	Constellation Software, Inc.	39,851	110,846
	Elastic NV, non-registered shares[1]	796,312	82,856
	Advantech Co., Ltd.	6,337,089	68,952
	Fujitsu, Ltd.	4,342,240	62,644
	International Business Machines Corp.	311,173	51,919
	Delta Electronics, Inc.	4,559,101	45,638
	Wolfspeed, Inc.[1]	767,505	19,725
	Stripe, Inc., Class B1,2,3	192,531	5,006
			25,668,753

Industrials 14.70%
	General Electric Co.	11,608,647	1,917,052
	Airbus SE, non-registered shares	8,579,415	1,456,540
	BAE Systems PLC	54,093,363	963,311
	Safran SA	4,096,862	962,650
	Carrier Global Corp.	14,094,117	890,607
	Siemens AG	4,014,093	768,845
	Recruit Holdings Co., Ltd.	15,063,084	764,603
	Melrose Industries PLC[4]	89,772,116	711,888
	RTX Corp.	6,559,427	707,172
	Mitsui & Co., Ltd.	13,211,300	671,545
	TransDigm Group, Inc.	485,890	652,662
	Leonardo SpA	22,923,027	589,973
	Eaton Corp. PLC	1,721,277	572,927
	Deere & Co.	1,288,911	483,032
	Ryanair Holdings PLC (ADR)	3,817,986	464,420
	Bureau Veritas SA	15,022,927	454,882
	Caterpillar, Inc.	1,249,967	423,139
	Compagnie de Saint-Gobain SA, non-registered shares	4,358,847	386,294
	Techtronic Industries Co., Ltd.	30,790,500	379,712
	Lockheed Martin Corp.	702,078	330,215
	Boeing Co.[1]	1,367,307	242,847
	L3Harris Technologies, Inc.	1,004,316	225,800
	Volvo AB, Class B	8,264,391	223,052
	DHL Group	5,222,510	219,190
	Rolls-Royce Holdings PLC[1]	35,728,367	207,690
	RELX PLC	4,617,872	202,542

1	Capital World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Industrials (continued)
	Schneider Electric SE	774,307	$193,828
	International Consolidated Airlines Group SA (CDI)[1]	84,647,515	187,138
	Daikin Industries, Ltd.	1,278,000	185,991
	Dayforce, Inc.[1,5]	3,197,320	158,140
	Weir Group PLC (The)	5,610,190	152,756
	Thales SA	810,966	146,771
	ITOCHU Corp.[5]	3,097,800	146,312
	United Rentals, Inc.	183,000	122,502
	MTU Aero Engines AG	488,296	121,189
	Bunzl PLC	2,959,856	111,058
	CSX Corp.	3,037,005	102,499
	SMC Corp.	164,100	82,544
	Kingspan Group PLC	829,167	80,089
	GE Vernova, Inc.[1]	454,177	79,890
	Rentokil Initial PLC	13,905,706	73,961
	SS&C Technologies Holdings, Inc.	1,027,506	63,757
	Grupo Aeroportuario del Sureste, SAB de CV, Class B	1,683,987	56,630
	Astra International Tbk PT	213,105,545	56,245
	Northrop Grumman Corp.	105,724	47,657
	SECOM Co., Ltd.	666,300	41,490
	Brenntag SE	65,861	4,732
			18,087,769

Health care 13.17%
	Eli Lilly and Co.	2,577,754	2,114,635
	Novo Nordisk AS, Class B	15,201,511	2,055,533
	UnitedHealth Group, Inc.	3,705,049	1,835,370
	Abbott Laboratories	15,973,641	1,632,346
	Vertex Pharmaceuticals, Inc.[1]	2,820,439	1,284,259
	AstraZeneca PLC	6,263,184	973,931
	Stryker Corp.	2,083,296	710,591
	Daiichi Sankyo Co., Ltd.	17,429,700	618,653
	Gilead Sciences, Inc.	9,057,284	582,112
	Sanofi	5,850,154	571,621
	Molina Healthcare, Inc.[1]	1,468,162	461,854
	Takeda Pharmaceutical Co., Ltd.	16,719,091	444,542
	Novartis AG	3,897,848	403,078
	AbbVie, Inc.	2,129,801	343,409
	GE HealthCare Technologies, Inc.	4,218,978	329,080
	DexCom, Inc.[1]	2,597,042	308,451
	Thermo Fisher Scientific, Inc.	477,839	271,403
	Medtronic PLC	2,118,314	172,367
	EssilorLuxottica SA	736,390	164,756
	Catalent, Inc.[1]	2,974,469	159,997
	Siemens Healthineers AG	2,276,258	131,868
	Zoetis, Inc., Class A	775,093	131,425
	Centene Corp.[1]	1,438,059	102,951
	Coloplast AS, Class B	723,332	86,943
	Insulet Corp.[1]	455,529	80,715
	Eurofins Scientific SE, non-registered shares	1,247,569	75,469
	Lonza Group AG	137,189	74,829
	CVS Health Corp.	641,756	38,249
	Rede D’Or Sao Luiz SA	5,912,000	30,917
	agilon health, Inc.[1,5]	3,175,812	20,008
			16,211,362

Financials 11.18%
	Zurich Insurance Group AG	1,980,673	1,040,891
	ING Groep NV	48,175,834	863,514
	Chubb, Ltd.	2,812,754	761,750
	JPMorgan Chase & Co.	3,052,249	618,477
	Mastercard, Inc., Class A	1,335,058	596,864
	Blackstone, Inc.	4,737,799	570,905
	Banco Bilbao Vizcaya Argentaria, SA	45,778,251	498,157
	HSBC Holdings PLC (GBP denominated)	46,266,192	414,562
	HSBC Holdings PLC (HKD denominated)	9,000,000	79,401
	AIA Group, Ltd.	62,368,509	484,758
	AXA SA	11,718,745	422,787

Capital World Growth and Income Fund	2

Common stocks (continued)		Shares	Value (000)
Financials (continued)
	Axis Bank, Ltd.	24,458,981	$342,041
	B3 SA - Brasil, Bolsa, Balcao	161,022,675	328,123
	KKR & Co., Inc.	2,795,457	287,485
	HDFC Life Insurance Co., Ltd.	40,382,630	265,752
	Ping An Insurance (Group) Company of China, Ltd., Class H	50,054,500	254,725
	Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	8,736
	Aon PLC, Class A	878,488	247,417
	HDFC Bank, Ltd.	11,518,220	211,074
	HDFC Bank, Ltd. (ADR)	564,562	32,683
	Capital One Financial Corp.	1,754,482	241,469
	Ares Management Corp., Class A	1,652,194	231,588
	Blue Owl Capital, Inc., Class A	12,795,943	230,199
	Fairfax Financial Holdings, Ltd., subordinate voting shares	202,363	227,805
	NatWest Group PLC	56,114,777	227,145
	American Express Co.	933,069	223,936
	Arthur J. Gallagher & Co.	868,451	220,005
	Postal Savings Bank of China Co., Ltd., Class H	385,446,000	217,892
	Apollo Asset Management, Inc.	1,824,651	211,951
	Discover Financial Services	1,591,799	195,250
	Kotak Mahindra Bank, Ltd.	9,366,809	189,822
	Visa, Inc., Class A	695,295	189,440
	Great-West Lifeco, Inc.[5]	5,973,262	179,161
	Wells Fargo & Co.	2,820,505	169,005
	BNP Paribas SA	2,143,279	159,297
	Münchener Rückversicherungs-Gesellschaft AG	312,157	155,306
	Israel Discount Bank, Ltd., Class A	28,929,578	149,320
	Bank Rakyat Indonesia (Persero) Tbk PT	555,953,000	148,377
	FinecoBank SpA	9,145,763	147,512
	Bank Central Asia Tbk PT	239,810,300	136,426
	American International Group, Inc.	1,571,937	123,900
	National Bank of Canada	1,446,936	123,668
	China Merchants Bank Co., Ltd., Class H	15,463,806	69,236
	China Merchants Bank Co., Ltd., Class A	10,015,339	47,436
	Macquarie Group, Ltd.	910,986	116,602
	Erste Group Bank AG	2,251,441	110,622
	XP, Inc., Class A	5,682,793	107,916
	KB Financial Group, Inc.	1,733,556	99,129
	Power Corporation of Canada, subordinate voting shares	3,316,064	96,274
	Bank Mandiri (Persero) Tbk PT	257,229,800	93,334
	Marsh & McLennan Companies, Inc.	427,539	88,748
	MSCI, Inc.	159,711	79,086
	CVC Capital Partners PLC[1]	4,059,803	78,499
	Aegon, Ltd.	11,381,691	73,846
	Citigroup, Inc.	1,041,025	64,866
	Brookfield Asset Management, Ltd., Class A (CAD denominated)[5]	1,592,737	62,520
	Danske Bank AS	1,941,687	59,708
	Goldman Sachs Group, Inc.	94,216	43,011
	Bajaj Finance, Ltd.	482,038	38,895
	Sberbank of Russia PJSC[2]	182,070,644	— [6]
			13,758,304

Consumer discretionary 9.14%
	Amazon.com, Inc.[1]	8,597,376	1,516,921
	LVMH Moët Hennessy-Louis Vuitton SE	1,587,433	1,275,651
	Home Depot, Inc.	3,143,222	1,052,571
	Trip.com Group, Ltd. (ADR)[1]	13,327,192	686,484
	Booking Holdings, Inc.	162,334	613,030
	Industria de Diseño Textil, SA	12,309,049	586,382
	Flutter Entertainment PLC[1]	2,678,353	514,485
	Restaurant Brands International, Inc.	4,589,517	314,749
	Restaurant Brands International, Inc. (CAD denominated)	2,525,080	173,149
	Compagnie Financière Richemont SA, Class A	2,498,847	401,356
	Chipotle Mexican Grill, Inc.[1]	128,006	400,597
	NEXT PLC	3,328,680	398,702
	Marriott International, Inc., Class A	1,652,779	382,073
	YUM! Brands, Inc.	2,079,605	285,800
	Hyundai Motor Co.	1,548,113	285,111
	Shimano, Inc.[5]	1,144,300	187,427

3	Capital World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Consumer discretionary (continued)
	Stellantis NV	8,174,773	$181,760
	Evolution AB	1,595,707	171,944
	MercadoLibre, Inc.[1]	98,568	170,087
	Moncler SpA	2,268,421	151,423
	Royal Caribbean Cruises, Ltd.[1]	991,069	146,361
	Tesla, Inc.[1]	800,436	142,542
	McDonald’s Corp.	545,752	141,290
	Pan Pacific International Holdings Corp.	5,368,400	139,022
	Kering SA	379,075	131,016
	Sands China, Ltd.[1]	49,417,600	118,260
	adidas AG	468,299	117,765
	InterContinental Hotels Group PLC	1,018,747	103,354
	General Motors Co.	2,017,514	90,768
	B&M European Value Retail SA	9,835,549	68,554
	Aristocrat Leisure, Ltd.	2,273,869	68,473
	Las Vegas Sands Corp.	1,362,262	61,343
	Entain PLC	6,657,432	57,950
	Wynn Macau, Ltd.	50,855,600	48,390
	Ferrari NV (EUR denominated)	83,050	34,150
	Sony Group Corp.	393,213	32,316
	Dowlais Group PLC	1,118,078	996
			11,252,252

Communication services 6.53%
	Alphabet, Inc., Class C	8,446,296	1,469,318
	Alphabet, Inc., Class A	4,702,699	811,215
	Meta Platforms, Inc., Class A	3,111,818	1,452,690
	Publicis Groupe SA	7,478,333	841,211
	Netflix, Inc.[1]	989,800	635,076
	Universal Music Group NV	13,635,817	426,541
	Bharti Airtel, Ltd.	22,516,263	371,052
	Bharti Airtel, Ltd., interim shares	744,245	8,816
	NetEase, Inc.	20,341,775	360,889
	Comcast Corp., Class A	8,901,113	356,312
	SoftBank Corp.	21,327,957	256,074
	Tencent Holdings, Ltd.	5,092,400	236,235
	Take-Two Interactive Software, Inc.[1]	1,402,030	224,830
	Deutsche Telekom AG	9,257,962	224,393
	Singapore Telecommunications, Ltd.	94,752,000	174,540
	Omnicom Group, Inc.	1,297,966	120,659
	Nippon Telegraph and Telephone Corp.	73,559,200	72,257
			8,042,108

Consumer staples 6.41%
	Philip Morris International, Inc.	19,588,634	1,985,896
	Nestlé SA	8,730,847	924,425
	Imperial Brands PLC	21,890,041	543,370
	Kroger Co.	10,169,187	532,560
	Bunge Global SA	3,331,095	358,393
	Ajinomoto Co., Inc.	10,024,390	358,217
	Kweichow Moutai Co., Ltd., Class A	1,284,431	292,602
	British American Tobacco PLC	9,181,980	283,759
	Keurig Dr Pepper, Inc.	8,205,144	281,026
	Ocado Group PLC[1,4]	52,843,345	255,720
	Danone SA	3,943,252	253,705
	Seven & i Holdings Co., Ltd.	18,496,709	238,455
	Constellation Brands, Inc., Class A	858,583	214,843
	Sysco Corp.	2,728,746	198,707
	JBS SA	34,762,968	190,932
	Arca Continental, SAB de CV	18,329,545	186,963
	ITC, Ltd.	34,515,085	176,403
	Treasury Wine Estates, Ltd.	22,174,764	166,467
	Suntory Beverage & Food, Ltd.	3,500,300	128,641
	Kao Corp.	2,170,000	95,153
	Mondelez International, Inc., Class A	998,815	68,449
	Costco Wholesale Corp.	83,450	67,585

Capital World Growth and Income Fund	4

Common stocks (continued)		Shares	Value (000)
Consumer staples (continued)
	Dollar Tree Stores, Inc.[1]	333,834	$39,376
	Altria Group, Inc.	678,679	31,389
	Wilmar International, Ltd.	9,042,400	20,759
			7,893,795

Materials 6.38%
	Glencore PLC	185,726,843	1,145,050
	Freeport-McMoRan, Inc.	21,249,180	1,120,469
	Fortescue, Ltd.	51,486,237	845,301
	Air Products and Chemicals, Inc.	2,820,702	752,281
	Rio Tinto PLC	10,090,409	708,724
	Vale SA, ordinary nominative shares	37,980,231	457,131
	Vale SA (ADR), ordinary nominative shares	10,087,008	121,549
	Linde PLC	742,424	323,341
	First Quantum Minerals, Ltd.	24,941,225	320,423
	Ivanhoe Mines, Ltd., Class A1,5	19,757,467	285,283
	Smurfit Kappa Group PLC[5]	4,289,641	209,611
	BHP Group, Ltd. (CDI)[5]	6,864,994	204,235
	Air Liquide SA, bonus shares	592,600	116,558
	Air Liquide SA	436,645	85,884
	Heidelberg Materials AG, non-registered shares	1,801,190	187,341
	Albemarle Corp.[5]	1,486,979	182,289
	Shin-Etsu Chemical Co., Ltd.	3,799,418	141,483
	Celanese Corp.	928,898	141,230
	Barrick Gold Corp. (CAD denominated)	7,273,578	124,077
	Akzo Nobel NV	1,440,010	100,441
	Southern Copper Corp.	707,280	83,905
	Lundin Mining Corp.	6,724,680	77,314
	Antofagasta PLC	2,460,728	69,651
	Evonik Industries AG	2,430,592	53,202
			7,856,773

Energy 5.45%
	Canadian Natural Resources, Ltd. (CAD denominated)	19,794,411	1,520,580
	EOG Resources, Inc.	6,478,049	806,841
	Cameco Corp. (CAD denominated)	8,752,447	485,673
	Cameco Corp.	2,671,296	148,283
	TC Energy Corp. (CAD denominated)	15,637,876	603,050
	Cenovus Energy, Inc. (CAD denominated)	28,115,930	586,062
	Tourmaline Oil Corp.[5]	7,704,705	382,197
	Shell PLC (GBP denominated)	9,352,124	337,433
	Shell PLC (ADR)	14,330	1,043
	Shell PLC (EUR denominated)	15,409	559
	TotalEnergies SE	3,149,468	229,950
	Exxon Mobil Corp.	1,903,802	223,240
	BP PLC	34,943,691	218,869
	Reliance Industries, Ltd.	6,274,000	215,523
	Suncor Energy, Inc.[5]	4,721,973	192,628
	ConocoPhillips	1,524,568	177,582
	Baker Hughes Co., Class A	4,449,913	148,983
	Neste OYJ	6,073,922	126,823
	Schlumberger NV	2,537,855	116,462
	MEG Energy Corp.[1]	4,433,067	96,243
	Aker BP ASA	3,435,645	88,686
	Gazprom PJSC[1,2]	129,104,684	— [6]
			6,706,710

Utilities 2.13%
	Constellation Energy Corp.	2,032,818	441,630
	DTE Energy Co.	3,078,543	358,743
	E.ON SE	24,283,675	323,797
	Engie SA	14,027,435	237,955
	Engie SA, bonus shares	3,461,615	58,721
	Iberdrola, SA, non-registered shares	15,039,427	198,367
	China Resources Gas Group, Ltd.	54,129,575	188,528
	Dominion Energy, Inc.	2,926,566	157,800
	Duke Energy Corp.	1,301,105	134,755
	FirstEnergy Corp.	3,196,206	128,679

5	Capital World Growth and Income Fund

Common stocks (continued)		Shares	Value (000)
Utilities (continued)
	AES Corp.	4,412,925	$95,275
	NextEra Energy, Inc.	1,181,258	94,524
	ENN Energy Holdings, Ltd.	8,236,900	75,920
	Public Service Enterprise Group, Inc.	836,970	63,409
	National Grid PLC	5,429,924	61,913
			2,620,016

Real estate 0.53%
	VICI Properties, Inc. REIT	6,496,730	186,521
	Prologis, Inc. REIT	760,944	84,077
	Mitsui Fudosan Co., Ltd.	9,084,600	83,529
	American Tower Corp. REIT	423,502	82,896
	Iron Mountain, Inc. REIT	1,017,018	82,063
	Longfor Group Holdings, Ltd.	44,880,340	71,205
	China Resources Mixc Lifestyle Services, Ltd.	16,526,035	57,533
			647,824
	Total common stocks (cost: $72,839,797,000)		118,745,666
Preferred securities 0.07%
Consumer discretionary 0.05%
	Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	784,430	64,670

Health care 0.02%
	Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,836,230	27,439

Information technology 0.00%
	Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	82,866	2,155
	Total preferred securities (cost: $112,313,000)		94,264

Convertible stocks 0.14%
Materials 0.14%
	Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	3,000,000	165,210
	Total convertible stocks (cost: $150,357,000)		165,210
Bonds, notes & other debt instruments 0.10%		Principal amount (000)
Corporate bonds, notes & loans 0.10%
Health care 0.05%
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD59,700	55,896

Consumer discretionary 0.03%
	Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[7]	22,275	21,775
	Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[7]	8,725	9,205
	Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[7]	7,252	7,729
			38,709

Financials 0.02%
	Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[8]	42,024	29,186

Energy 0.00%
	ONEOK, Inc. 2.20% 9/15/2025	2,141	2,052
	Total corporate bonds, notes & loans		125,843
	Total bonds, notes & other debt instruments (cost: $134,553,000)		125,843

Capital World Growth and Income Fund	6

Short-term securities 3.24%	Shares	Value (000)
Money market investments 2.99%
Capital Group Central Cash Fund 5.36%[4,9]	36,786,103	$3,679,346

Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 5.36%[4,9,10]	771,688	77,184
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.23%[9,10]	52,355,619	52,356
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.19%[9,10]	30,700,000	30,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.20%[9,10]	27,600,000	27,600
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%[9,10]	27,600,000	27,600
Fidelity Investments Money Market Government Portfolio, Class I 5.20%[9,10]	24,600,000	24,600
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.22%[9,10]	24,600,000	24,600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.22%[9,10]	24,600,000	24,600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.24%[9,10]	18,400,000	18,400
		307,640
Total short-term securities (cost: $3,986,242,000)		3,986,986
Total investment securities 100.03% (cost: $77,223,262,000)		123,117,969
Other assets less liabilities (0.03)%		(36,665)
Net assets 100.00%		$123,081,304
Investments in affiliates4

	Value at 12/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.79%
Industrials 0.58%
Melrose Industries PLC	$613,134	$—	$29,330	$(2,229)	$130,313	$711,888	$4,137
Consumer staples 0.21%
Ocado Group PLC [1]	400,748	—	403	200	(144,825)	255,720	—
Consumer discretionary 0.00%
Dowlais Group PLC [11]	92,125	—	74,674	(46,458)	30,003	—	272
Total common stocks						967,608
Short-term securities 3.05%
Money market investments 2.99%
Capital Group Central Cash Fund 5.36% [9]	1,833,948	7,930,620	6,086,002	28	752	3,679,346	117,012
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 5.36% [9,10]	50,931	26,253 [12]				77,184	— [13]
Total short-term securities						3,756,530
Total 3.84%				$(48,459)	$16,243	$4,724,138	$121,421
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$5,006	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	2,155	.00 [14]
Total		$11,051	$7,161	.01%

7	Capital World Growth and Income Fund

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $7,161,000, which represented .01% of the net assets of the fund.

[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]
All or a portion of this security was on loan. The total value of all such securities was $446,163,000, which represented .36% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $38,709,000, which represented
.03% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 5/31/2024.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 5/31/2024. Refer to the investment portfolio for the security value at 5/31/2024.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[14]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
Refer to the notes to financial statements.

Capital World Growth and Income Fund	8

Financial statements
Statement of assets and liabilities at May 31, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $446,163 of investment securities on loan):
Unaffiliated issuers (cost: $72,627,208)	$118,393,831
Affiliated issuers (cost: $4,596,054)	4,724,138	$123,117,969
Cash		171
Cash denominated in currencies other than U.S. dollars (cost: $21,421)		21,424
Receivables for:
Sales of investments	255,606
Sales of fund’s shares	43,693
Dividends and interest	281,101	580,400
		123,719,964
Liabilities:
Collateral for securities on loan		307,640
Payables for:
Purchases of investments	173,184
Repurchases of fund’s shares	49,882
Investment advisory services	38,684
Services provided by related parties	19,101
Trustees’ deferred compensation	3,052
U.S. and non-U.S. taxes	40,498
Other	6,619	331,020
Net assets at May 31, 2024		$123,081,304
Net assets consist of:
Capital paid in on shares of beneficial interest		$72,142,526
Total distributable earnings (accumulated loss)		50,938,778
Net assets at May 31, 2024		$123,081,304

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,889,864 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$56,850,783	872,401	$65.17
Class C	672,824	10,463	64.30
Class T	14	— *	65.12
Class F-1	2,004,404	30,846	64.98
Class F-2	14,874,306	228,553	65.08
Class F-3	6,622,206	101,642	65.15
Class 529-A	3,809,843	58,723	64.88
Class 529-C	74,652	1,154	64.67
Class 529-E	101,608	1,569	64.77
Class 529-T	19	— *	65.13
Class 529-F-1	14	— *	64.91
Class 529-F-2	312,796	4,800	65.17
Class 529-F-3	15	— *	65.16
Class R-1	127,965	1,988	64.36
Class R-2	539,695	8,417	64.12
Class R-2E	67,684	1,044	64.84
Class R-3	1,067,631	16,525	64.61
Class R-4	1,028,924	15,839	64.96
Class R-5E	161,567	2,484	65.03
Class R-5	355,804	5,458	65.20
Class R-6	34,408,550	527,958	65.17
*
Amount less than one thousand.
Refer to the notes to financial statements.

9	Capital World Growth and Income Fund

Financial statements (continued)
Statement of operations for the six months ended May 31, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $82,239; also includes $121,421 from affiliates)	$1,498,198
Interest from unaffiliated issuers	13,538
Securities lending income (net of fees)	1,121	$1,512,857
Fees and expenses*:
Investment advisory services	221,422
Distribution services	84,504
Transfer agent services	37,987
Administrative services	18,049
529 plan services	1,189
Reports to shareholders	1,201
Registration statement and prospectus	536
Trustees’ compensation	792
Auditing and legal	96
Custodian	4,169
Other	106	370,051
Net investment income		1,142,806
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $20,103):
Unaffiliated issuers	3,848,753
Affiliated issuers	(48,459)
In-kind redemptions	68,736
Currency transactions	1,147	3,870,177
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $37,668):
Unaffiliated issuers	11,217,770
Affiliated issuers	16,243
Currency translations	(2,132)	11,231,881
Net realized gain (loss) and unrealized appreciation (depreciation)		15,102,058
Net increase (decrease) in net assets resulting from operations		$16,244,864
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Capital World Growth and Income Fund	10

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2024*	2023

Operations:
Net investment income	$1,142,806	$2,069,035
Net realized gain (loss)	3,870,177	2,729,740
Net unrealized appreciation (depreciation)	11,231,881	6,523,673
Net increase (decrease) in net assets resulting from operations	16,244,864	11,322,448
Distributions paid to shareholders	(2,968,829)	(2,246,693)
Net capital share transactions	(2,365,665)	(3,266,659)
Total increase (decrease) in net assets	10,910,370	5,809,096
Net assets:
Beginning of period	112,170,934	106,361,838
End of period	$123,081,304	$112,170,934
*
Unaudited.
Refer to the notes to financial statements.

11	Capital World Growth and Income Fund

Notes to financial statementsunaudited
1. Organization

Capital World Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Capital World Growth and Income Fund	12

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

13	Capital World Growth and Income Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$16,913,963	$8,749,784	$5,006	$25,668,753
Industrials	7,540,948	10,546,821	—	18,087,769
Health care	10,610,139	5,601,223	—	16,211,362
Financials	6,553,502	7,204,802	— *	13,758,304
Consumer discretionary	6,692,250	4,560,002	—	11,252,252
Communication services	5,070,100	2,972,008	—	8,042,108
Consumer staples	4,156,119	3,737,676	—	7,893,795
Materials	3,989,292	3,867,481	—	7,856,773
Energy	5,488,867	1,217,843	— *	6,706,710
Utilities	1,474,815	1,145,201	—	2,620,016
Real estate	435,557	212,267	—	647,824
Preferred securities	—	92,109	2,155	94,264
Convertible stocks	165,210	—	—	165,210
Bonds, notes & other debt instruments	—	125,843	—	125,843
Short-term securities	3,986,986	—	—	3,986,986
Total	$73,077,748	$50,033,060	$7,161	$123,117,969
*
Amount less than one thousand.

Capital World Growth and Income Fund	14

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

15	Capital World Growth and Income Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of May 31, 2024, the total value of securities on loan was $446,163,000, and the total value of collateral received was $468,947,000. Collateral received includes cash of $307,640,000 and U.S. government securities of $161,307,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Capital World Growth and Income Fund	16

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,445,131
Undistributed long-term capital gains	1,815,110
As of May 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$48,564,759
Gross unrealized depreciation on investments	(2,897,058)
Net unrealized appreciation (depreciation) on investments	45,667,701
Cost of investments	77,450,268
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended May 31, 2024			Year ended November 30, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$495,521	$835,357	$1,330,878	$987,059	$—	$987,059
Class C	3,878	10,909	14,787	9,334	—	9,334
Class T	— *	— *	— *	— *	—	— *
Class F-1	17,430	30,518	47,948	36,816	—	36,816
Class F-2	145,987	216,346	362,333	270,834	—	270,834
Class F-3	67,835	95,935	163,770	129,782	—	129,782
Class 529-A	32,955	56,686	89,641	67,056	—	67,056
Class 529-C	401	1,197	1,598	992	—	992
Class 529-E	777	1,526	2,303	1,639	—	1,639
Class 529-T	— *	— *	— *	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	2,942	4,373	7,315	5,620	—	5,620
Class 529-F-3	— *	— *	— *	— *	—	— *
Class R-1	707	1,974	2,681	1,546	—	1,546
Class R-2	2,984	8,343	11,327	6,502	—	6,502
Class R-2E	443	993	1,436	945	—	945
Class R-3	8,104	16,351	24,455	17,279	—	17,279
Class R-4	9,160	15,575	24,735	19,927	—	19,927
Class R-5E	1,510	2,297	3,807	3,025	—	3,025
Class R-5	3,653	5,364	9,017	8,306	—	8,306
Class R-6	359,421	511,377	870,798	680,031	—	680,031
Total	$1,153,708	$1,815,121	$2,968,829	$2,246,693	$—	$2,246,693
*
Amount less than one thousand.

17	Capital World Growth and Income Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2024, the investment advisory services fees were $221,422,000, which were equivalent to an annualized rate of 0.368% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Capital World Growth and Income Fund	18

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2024, the 529 plan services fees were $1,189,000, which were equivalent to 0.057% of the average daily net assets of each 529 share class.
For the six months ended May 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$67,116	$24,423	$8,282	Not applicable
Class C	3,393	306	103	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,415	1,477	298	Not applicable
Class F-2	Not applicable	7,496	2,185	Not applicable
Class F-3	Not applicable	22	965	Not applicable
Class 529-A	4,231	1,537	556	$1,055
Class 529-C	377	32	11	22
Class 529-E	245	24	15	28
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	76	44	84
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	632	60	19	Not applicable
Class R-2	1,995	895	80	Not applicable
Class R-2E	197	65	10	Not applicable
Class R-3	2,638	764	159	Not applicable
Class R-4	1,265	494	152	Not applicable
Class R-5E	Not applicable	112	23	Not applicable
Class R-5	Not applicable	85	53	Not applicable
Class R-6	Not applicable	119	5,094	Not applicable

Total class-specific expenses	$84,504	$37,987	$18,049	$1,189
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $792,000 in the fund’s statement of operations reflects $314,000 in current fees (either paid in cash or deferred) and a net increase of $478,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $676,219,000 and $842,470,000, respectively, which generated $175,872,000 of net realized gains from such sales.

19	Capital World Growth and Income Fund

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2024
Class A	$759,988	12,232	$1,304,084	22,233	$(3,025,256)	(48,775)	$(961,184)	(14,310)
Class C	31,564	514	14,713	255	(125,896)	(2,051)	(79,619)	(1,282)
Class T	—	—	—	—	—	—	—	—
Class F-1	18,202	294	47,472	812	(167,959)	(2,703)	(102,285)	(1,597)
Class F-2	1,757,598	28,062	349,230	5,954	(2,193,652)	(34,707)	(86,824)	(691)
Class F-3	616,359	9,856	161,328	2,746	(799,884)	(12,751)	(22,197)	(149)
Class 529-A	117,319	1,902	89,603	1,535	(306,103)	(4,988)	(99,181)	(1,551)
Class 529-C	7,222	117	1,598	28	(18,677)	(305)	(9,857)	(160)
Class 529-E	3,524	57	2,301	40	(9,486)	(156)	(3,661)	(59)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	26,063	420	7,314	125	(23,441)	(380)	9,936	165
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	6,601	107	2,681	46	(16,296)	(264)	(7,014)	(111)
Class R-2	27,228	446	11,317	197	(68,627)	(1,128)	(30,082)	(485)
Class R-2E	5,450	89	1,435	25	(6,889)	(111)	(4)	3
Class R-3	60,830	986	24,430	421	(144,048)	(2,333)	(58,788)	(926)
Class R-4	66,724	1,073	24,724	423	(134,652)	(2,168)	(43,204)	(672)
Class R-5E	14,346	232	3,802	65	(15,046)	(244)	3,102	53
Class R-5	18,884	305	8,962	152	(44,271)	(710)	(16,425)	(253)
Class R-6	1,546,758	24,447	870,783	14,820	(3,275,919)	(51,465)	(858,378)	(12,198)
Total net increase (decrease)	$5,084,660	81,139	$2,925,777	49,877	$(10,376,102)	(165,239)	$(2,365,665)	(34,223)
Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	20

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2023
Class A	$1,408,403	25,544	$964,920	17,667	$(4,852,482)	(88,042)	$(2,479,159)	(44,831)
Class C	57,485	1,055	9,273	172	(249,291)	(4,580)	(182,533)	(3,353)
Class T	—	—	—	—	—	—	—	—
Class F-1	38,120	693	36,399	668	(284,755)	(5,170)	(210,236)	(3,809)
Class F-2	2,352,021	42,512	260,245	4,771	(2,256,069)	(41,029)	356,197	6,254
Class F-3	858,391	15,551	126,674	2,321	(1,062,359)	(19,265)	(77,294)	(1,393)
Class 529-A	205,624	3,741	67,030	1,233	(529,572)	(9,583)	(256,918)	(4,609)
Class 529-C	14,567	266	990	17	(38,533)	(703)	(22,976)	(420)
Class 529-E	5,789	105	1,638	30	(18,242)	(330)	(10,815)	(195)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	41,654	757	5,618	103	(43,477)	(784)	3,795	76
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	11,303	207	1,546	29	(28,579)	(523)	(15,730)	(287)
Class R-2	53,691	986	6,498	121	(120,252)	(2,213)	(60,063)	(1,106)
Class R-2E	14,206	259	945	17	(20,387)	(365)	(5,236)	(89)
Class R-3	115,002	2,097	17,245	319	(267,701)	(4,902)	(135,454)	(2,486)
Class R-4	95,197	1,730	19,919	366	(320,839)	(5,849)	(205,723)	(3,753)
Class R-5E	27,411	503	3,025	55	(41,149)	(748)	(10,713)	(190)
Class R-5	45,919	841	8,260	152	(149,777)	(2,711)	(95,598)	(1,718)
Class R-6	2,246,477	40,761	680,013	12,454	(2,784,693)	(50,584)	141,797	2,631
Total net increase (decrease)	$7,591,260	137,608	$2,210,238	40,495	$(13,068,157)	(237,381)	$(3,266,659)	(59,278)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,865,811,000 and $20,913,180,000, respectively, during the six months ended May 31, 2024.

21	Capital World Growth and Income Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2024[5,6]	$58.33	$.55	$7.79	$8.34	$(.56 )	$(.94 )	$(1.50)	$65.17	14.58%[7]	$56,851	.74%[8]	.74%[8]	1.77%[8]
11/30/2023	53.66	.99	4.76	5.75	(1.08)	—	(1.08)	58.33	10.87	51,724.75		.75	1.79
11/30/2022	64.35	1.16	(7.51)	(6.35)	(1.03)	(3.31)	(4.34)	53.66	(10.46)	49,986.75		.75	2.12
11/30/2021	56.86	1.03	7.34	8.37	(.88 )	—	(.88 )	64.35	14.75	60,354.75		.75	1.62
11/30/2020	50.98	.91	6.10	7.01	(.73 )	(.40 )	(1.13)	56.86	14.17	55,068.77		.77	1.83
11/30/2019	47.80	.97	5.38	6.35	(1.05)	(2.12)	(3.17)	50.98	14.42	52,805.77		.77	2.03
Class C:
5/31/2024[5,6]	57.58	.31	7.69	8.00	(.34 )	(.94 )	(1.28)	64.30	14.16 [7]	673	1.49 [8]	1.49 [8]	1.00 [8]
11/30/2023	52.99	.57	4.70	5.27	(.68 )	—	(.68 )	57.58	10.05	676	1.50	1.50	1.05
11/30/2022	63.56	.74	(7.40)	(6.66)	(.60 )	(3.31)	(3.91)	52.99	(11.14)	800	1.50	1.50	1.37
11/30/2021	56.18	.55	7.26	7.81	(.43 )	—	(.43 )	63.56	13.91	1,139	1.48	1.48	.88
11/30/2020	50.35	.53	6.06	6.59	(.36 )	(.40 )	(.76 )	56.18	13.34	1,206	1.50	1.50	1.09
11/30/2019	47.23	.60	5.31	5.91	(.67 )	(2.12)	(2.79)	50.35	13.54	1,719	1.53	1.53	1.28
Class T:
5/31/2024[5,6]	58.30	.63	7.77	8.40	(.64 )	(.94 )	(1.58)	65.12	14.73 [7,9]	— [10]	.50 [8,9]	.50 [8,9]	2.02 [8,9]
11/30/2023	53.63	1.15	4.75	5.90	(1.23)	—	(1.23)	58.30	11.18 [9]	— [10]	.46 [9]	.46 [9]	2.08 [9]
11/30/2022	64.33	1.28	(7.50)	(6.22)	(1.17)	(3.31)	(4.48)	53.63	(10.25)[9]	— [10]	.51 [9]	.51 [9]	2.35 [9]
11/30/2021	56.85	1.17	7.33	8.50	(1.02)	—	(1.02)	64.33	14.99 [9]	— [10]	.52 [9]	.52 [9]	1.84 [9]
11/30/2020	50.98	1.03	6.10	7.13	(.86 )	(.40 )	(1.26)	56.85	14.47 [9]	— [10]	.52 [9]	.52 [9]	2.07 [9]
11/30/2019	47.80	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.98	14.65 [9]	— [10]	.54 [9]	.54 [9]	2.25 [9]
Class F-1:
5/31/2024[5,6]	58.17	.53	7.76	8.29	(.54 )	(.94 )	(1.48)	64.98	14.55 [7]	2,004	.80 [8]	.80 [8]	1.70 [8]
11/30/2023	53.52	.96	4.74	5.70	(1.05)	—	(1.05)	58.17	10.80	1,887.81		.81	1.74
11/30/2022	64.19	1.13	(7.50)	(6.37)	(.99 )	(3.31)	(4.30)	53.52	(10.51)	1,940.81		.81	2.07
11/30/2021	56.72	.99	7.32	8.31	(.84 )	—	(.84 )	64.19	14.67	2,477.80		.80	1.57
11/30/2020	50.86	.89	6.09	6.98	(.72 )	(.40 )	(1.12)	56.72	14.13	3,089.81		.81	1.78
11/30/2019	47.69	.94	5.37	6.31	(1.02)	(2.12)	(3.14)	50.86	14.36	3,444.82		.82	1.98
Class F-2:
5/31/2024[5,6]	58.26	.63	7.76	8.39	(.63 )	(.94 )	(1.57)	65.08	14.71 [7]	14,874	.51 [8]	.51 [8]	2.01 [8]
11/30/2023	53.59	1.12	4.76	5.88	(1.21)	—	(1.21)	58.26	11.15	13,356.52		.52	2.03
11/30/2022	64.28	1.28	(7.50)	(6.22)	(1.16)	(3.31)	(4.47)	53.59	(10.26)	11,951.53		.53	2.35
11/30/2021	56.80	1.18	7.33	8.51	(1.03)	—	(1.03)	64.28	15.01	13,521.52		.52	1.85
11/30/2020	50.94	1.03	6.08	7.11	(.85 )	(.40 )	(1.25)	56.80	14.45	11,226.52		.52	2.07
11/30/2019	47.76	1.07	5.38	6.45	(1.15)	(2.12)	(3.27)	50.94	14.69	9,902.54		.54	2.25
Class F-3:
5/31/2024[5,6]	58.32	.66	7.77	8.43	(.66 )	(.94 )	(1.60)	65.15	14.77 [7]	6,622	.41 [8]	.41 [8]	2.11 [8]
11/30/2023	53.65	1.18	4.76	5.94	(1.27)	—	(1.27)	58.32	11.25	5,937.41		.41	2.14
11/30/2022	64.35	1.34	(7.51)	(6.17)	(1.22)	(3.31)	(4.53)	53.65	(10.17)	5,536.42		.42	2.45
11/30/2021	56.86	1.24	7.34	8.58	(1.09)	—	(1.09)	64.35	15.12	5,939.41		.41	1.96
11/30/2020	50.99	1.09	6.08	7.17	(.90 )	(.40 )	(1.30)	56.86	14.58	4,815.42		.42	2.17
11/30/2019	47.81	1.12	5.38	6.50	(1.20)	(2.12)	(3.32)	50.99	14.79	4,139.44		.44	2.35
Class 529-A:
5/31/2024[5,6]	58.08	.54	7.75	8.29	(.55 )	(.94 )	(1.49)	64.88	14.58 [7]	3,810	.78 [8]	.78 [8]	1.74 [8]
11/30/2023	53.43	.97	4.74	5.71	(1.06)	—	(1.06)	58.08	10.83	3,501.79		.79	1.76
11/30/2022	64.10	1.14	(7.49)	(6.35)	(1.01)	(3.31)	(4.32)	53.43	(10.50)	3,467.79		.79	2.09
11/30/2021	56.64	1.00	7.32	8.32	(.86 )	—	(.86 )	64.10	14.71	4,161.78		.78	1.59
11/30/2020	50.79	.89	6.07	6.96	(.71 )	(.40 )	(1.11)	56.64	14.12	3,860.81		.81	1.79
11/30/2019	47.63	.94	5.35	6.29	(1.01)	(2.12)	(3.13)	50.79	14.34	3,494.83		.83	1.98
Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	22

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2024[5,6]	$57.90	$.29	$7.74	$8.03	$(.32 )	$(.94 )	$(1.26)	$64.67	14.13%[7]	$75	1.55%[8]	1.55%[8]	.94%[8]
11/30/2023	53.27	.54	4.72	5.26	(.63 )	—	(.63 )	57.90	9.96	76	1.56	1.56	.98
11/30/2022	63.87	.72	(7.45)	(6.73)	(.56 )	(3.31)	(3.87)	53.27	(11.17)	92	1.55	1.55	1.32
11/30/2021	56.45	.53	7.28	7.81	(.39 )	—	(.39 )	63.87	13.84	136	1.52	1.52	.84
11/30/2020	50.56	.51	6.09	6.60	(.31 )	(.40 )	(.71 )	56.45	13.29	156	1.55	1.55	1.03
11/30/2019	47.41	.58	5.34	5.92	(.65 )	(2.12)	(2.77)	50.56	13.50	413	1.58	1.58	1.24
Class 529-E:
5/31/2024[5,6]	57.99	.47	7.73	8.20	(.48 )	(.94 )	(1.42)	64.77	14.41 [7]	101	1.01 [8]	1.01 [8]	1.50 [8]
11/30/2023	53.35	.84	4.73	5.57	(.93 )	—	(.93 )	57.99	10.58	94	1.02	1.02	1.53
11/30/2022	63.99	1.01	(7.46)	(6.45)	(.88 )	(3.31)	(4.19)	53.35	(10.71)	97	1.02	1.02	1.86
11/30/2021	56.56	.86	7.29	8.15	(.72 )	—	(.72 )	63.99	14.44	122	1.01	1.01	1.36
11/30/2020	50.70	.78	6.09	6.87	(.61 )	(.40 )	(1.01)	56.56	13.92	117	1.02	1.02	1.57
11/30/2019	47.55	.84	5.34	6.18	(.91 )	(2.12)	(3.03)	50.70	14.09	119	1.04	1.04	1.76
Class 529-T:
5/31/2024[5,6]	58.29	.61	7.79	8.40	(.62 )	(.94 )	(1.56)	65.13	14.70 [7,9]	— [10]	.55 [8,9]	.55 [8,9]	1.97 [8,9]
11/30/2023	53.63	1.10	4.76	5.86	(1.20)	—	(1.20)	58.29	11.09 [9]	— [10]	.55 [9]	.55 [9]	2.00 [9]
11/30/2022	64.32	1.27	(7.50)	(6.23)	(1.15)	(3.31)	(4.46)	53.63	(10.28)[9]	— [10]	.54 [9]	.54 [9]	2.33 [9]
11/30/2021	56.84	1.14	7.33	8.47	(.99 )	—	(.99 )	64.32	14.94 [9]	— [10]	.56 [9]	.56 [9]	1.80 [9]
11/30/2020	50.98	1.01	6.08	7.09	(.83 )	(.40 )	(1.23)	56.84	14.40 [9]	— [10]	.56 [9]	.56 [9]	2.02 [9]
11/30/2019	47.80	1.05	5.38	6.43	(1.13)	(2.12)	(3.25)	50.98	14.62 [9]	— [10]	.59 [9]	.59 [9]	2.20 [9]
Class 529-F-1:
5/31/2024[5,6]	58.11	.59	7.75	8.34	(.60 )	(.94 )	(1.54)	64.91	14.66 [7,9]	— [10]	.61 [8,9]	.61 [8,9]	1.90 [8,9]
11/30/2023	53.47	1.05	4.74	5.79	(1.15)	—	(1.15)	58.11	11.01 [9]	— [10]	.63 [9]	.63 [9]	1.91 [9]
11/30/2022	64.15	1.21	(7.48)	(6.27)	(1.10)	(3.31)	(4.41)	53.47	(10.39)[9]	— [10]	.63 [9]	.63 [9]	2.23 [9]
11/30/2021	56.69	1.12	7.33	8.45	(.99 )	—	(.99 )	64.15	14.93 [9]	— [10]	.60 [9]	.60 [9]	1.76 [9]
11/30/2020	50.84	1.08	6.00	7.08	(.83 )	(.40 )	(1.23)	56.69	14.40 [9]	— [10]	.57 [9]	.57 [9]	2.18 [9]
11/30/2019	47.68	1.05	5.35	6.40	(1.12)	(2.12)	(3.24)	50.84	14.60	188.60		.60	2.21
Class 529-F-2:
5/31/2024[5,6]	58.33	.62	7.79	8.41	(.63 )	(.94 )	(1.57)	65.17	14.71 [7]	313	.52 [8]	.52 [8]	2.01 [8]
11/30/2023	53.66	1.13	4.76	5.89	(1.22)	—	(1.22)	58.33	11.16	270.50		.50	2.05
11/30/2022	64.36	1.28	(7.51)	(6.23)	(1.16)	(3.31)	(4.47)	53.66	(10.26)	245.52		.52	2.35
11/30/2021	56.87	1.15	7.34	8.49	(1.00)	—	(1.00)	64.36	14.96	264.55		.55	1.81
11/30/2020[5,11]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [7]	215	.05 [7]	.05 [7]	.03 [7]
Class 529-F-3:
5/31/2024[5,6]	58.33	.64	7.78	8.42	(.65 )	(.94 )	(1.59)	65.16	14.74 [7]	— [10]	.46 [8]	.46 [8]	2.05 [8]
11/30/2023	53.66	1.14	4.76	5.90	(1.23)	—	(1.23)	58.33	11.18	— [10]	.47	.47	2.07
11/30/2022	64.36	1.30	(7.50)	(6.20)	(1.19)	(3.31)	(4.50)	53.66	(10.22)	— [10]	.48	.48	2.38
11/30/2021	56.87	1.20	7.34	8.54	(1.05)	—	(1.05)	64.36	15.06	— [10]	.50	.47	1.89
11/30/2020[5,11]	50.74	.02	6.11	6.13	—	—	—	56.87	12.08 [7]	— [10]	.06 [7]	.04 [7]	.04 [7]
Class R-1:
5/31/2024[5,6]	57.64	.31	7.69	8.00	(.34 )	(.94 )	(1.28)	64.36	14.17 [7]	128	1.50 [8]	1.50 [8]	1.01 [8]
11/30/2023	53.03	.57	4.72	5.29	(.68 )	—	(.68 )	57.64	10.04	121	1.51	1.51	1.04
11/30/2022	63.62	.73	(7.42)	(6.69)	(.59 )	(3.31)	(3.90)	53.03	(11.16)	127	1.51	1.51	1.35
11/30/2021	56.24	.54	7.25	7.79	(.41 )	—	(.41 )	63.62	13.88	155	1.51	1.51	.86
11/30/2020	50.41	.53	6.06	6.59	(.36 )	(.40 )	(.76 )	56.24	13.32	158	1.52	1.52	1.07
11/30/2019	47.28	.60	5.33	5.93	(.68 )	(2.12)	(2.80)	50.41	13.56	177	1.54	1.54	1.28
Refer to the end of the table for footnotes.

23	Capital World Growth and Income Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]	Ratio of expenses to average net assets after reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2024[5,6]	$57.42	$.31	$7.67	$7.98	$(.34 )	$(.94 )	$(1.28)	$64.12	14.17%[7]	$540	1.50%[8]	1.50%[8]	1.01%[8]
11/30/2023	52.84	.57	4.69	5.26	(.68 )	—	(.68 )	57.42	10.04	511	1.51	1.51	1.04
11/30/2022	63.42	.72	(7.40)	(6.68)	(.59 )	(3.31)	(3.90)	52.84	(11.17)	529	1.53	1.53	1.34
11/30/2021	56.06	.54	7.24	7.78	(.42 )	—	(.42 )	63.42	13.88	682	1.51	1.51	.86
11/30/2020	50.25	.53	6.04	6.57	(.36 )	(.40 )	(.76 )	56.06	13.33	681	1.52	1.52	1.08
11/30/2019	47.15	.60	5.30	5.90	(.68 )	(2.12)	(2.80)	50.25	13.53	722	1.54	1.54	1.27
Class R-2E:
5/31/2024[5,6]	58.05	.40	7.75	8.15	(.42 )	(.94 )	(1.36)	64.84	14.33 [7]	68	1.21 [8]	1.21 [8]	1.30 [8]
11/30/2023	53.41	.73	4.74	5.47	(.83 )	—	(.83 )	58.05	10.36	60	1.21	1.21	1.33
11/30/2022	64.05	.90	(7.47)	(6.57)	(.76 )	(3.31)	(4.07)	53.41	(10.89)	60	1.23	1.23	1.65
11/30/2021	56.61	.73	7.30	8.03	(.59 )	—	(.59 )	64.05	14.22	71	1.21	1.21	1.16
11/30/2020	50.75	.68	6.09	6.77	(.51 )	(.40 )	(.91 )	56.61	13.65	69	1.22	1.22	1.38
11/30/2019	47.59	.74	5.36	6.10	(.82 )	(2.12)	(2.94)	50.75	13.88	67	1.24	1.24	1.56
Class R-3:
5/31/2024[5,6]	57.85	.45	7.72	8.17	(.47 )	(.94 )	(1.41)	64.61	14.39 [7]	1,068	1.05 [8]	1.05 [8]	1.45 [8]
11/30/2023	53.22	.82	4.73	5.55	(.92 )	—	(.92 )	57.85	10.55	1,010	1.06	1.06	1.49
11/30/2022	63.85	.98	(7.46)	(6.48)	(.84 )	(3.31)	(4.15)	53.22	(10.76)	1,061	1.07	1.07	1.80
11/30/2021	56.43	.82	7.28	8.10	(.68 )	—	(.68 )	63.85	14.37	1,365	1.06	1.06	1.31
11/30/2020	50.59	.75	6.07	6.82	(.58 )	(.40 )	(.98 )	56.43	13.84	1,440	1.07	1.07	1.52
11/30/2019	47.45	.82	5.33	6.15	(.89 )	(2.12)	(3.01)	50.59	14.05	1,568	1.09	1.09	1.73
Class R-4:
5/31/2024[5,6]	58.16	.54	7.76	8.30	(.56 )	(.94 )	(1.50)	64.96	14.57 [7]	1,029	.76 [8]	.76 [8]	1.75 [8]
11/30/2023	53.50	.98	4.75	5.73	(1.07)	—	(1.07)	58.16	10.87	960.76		.76	1.78
11/30/2022	64.17	1.15	(7.49)	(6.34)	(1.02)	(3.31)	(4.33)	53.50	(10.48)	1,084.77		.77	2.11
11/30/2021	56.71	1.02	7.31	8.33	(.87 )	—	(.87 )	64.17	14.71	1,340.76		.76	1.61
11/30/2020	50.84	.91	6.09	7.00	(.73 )	(.40 )	(1.13)	56.71	14.20	1,459.77		.77	1.83
11/30/2019	47.67	.96	5.36	6.32	(1.03)	(2.12)	(3.15)	50.84	14.37	1,520.79		.79	2.02
Class R-5E:
5/31/2024[5,6]	58.22	.61	7.76	8.37	(.62 )	(.94 )	(1.56)	65.03	14.68 [7]	161	.56 [8]	.56 [8]	1.96 [8]
11/30/2023	53.56	1.09	4.76	5.85	(1.19)	—	(1.19)	58.22	11.08	142.56		.56	1.98
11/30/2022	64.24	1.25	(7.49)	(6.24)	(1.13)	(3.31)	(4.44)	53.56	(10.29)	140.57		.57	2.30
11/30/2021	56.77	1.14	7.33	8.47	(1.00)	—	(1.00)	64.24	14.94	139.56		.56	1.80
11/30/2020	50.91	1.01	6.08	7.09	(.83 )	(.40 )	(1.23)	56.77	14.41	110.56		.56	2.03
11/30/2019	47.74	1.04	5.39	6.43	(1.14)	(2.12)	(3.26)	50.91	14.64	82.58		.58	2.19
Class R-5:
5/31/2024[5,6]	58.36	.64	7.79	8.43	(.65 )	(.94 )	(1.59)	65.20	14.74 [7]	356	.46 [8]	.46 [8]	2.04 [8]
11/30/2023	53.68	1.16	4.76	5.92	(1.24)	—	(1.24)	58.36	11.20	333.46		.46	2.11
11/30/2022	64.38	1.32	(7.52)	(6.20)	(1.19)	(3.31)	(4.50)	53.68	(10.20)	399.47		.47	2.41
11/30/2021	56.89	1.21	7.34	8.55	(1.06)	—	(1.06)	64.38	15.05	530.46		.46	1.91
11/30/2020	51.02	1.06	6.09	7.15	(.88 )	(.40 )	(1.28)	56.89	14.51	542.47		.47	2.13
11/30/2019	47.83	1.11	5.37	6.48	(1.17)	(2.12)	(3.29)	51.02	14.74	745.49		.49	2.34
Class R-6:
5/31/2024[5,6]	58.34	.65	7.78	8.43	(.66 )	(.94 )	(1.60)	65.17	14.77 [7]	34,408	.41 [8]	.41 [8]	2.10 [8]
11/30/2023	53.67	1.18	4.76	5.94	(1.27)	—	(1.27)	58.34	11.25	31,513.41		.41	2.13
11/30/2022	64.37	1.33	(7.50)	(6.17)	(1.22)	(3.31)	(4.53)	53.67	(10.17)	28,848.42		.42	2.45
11/30/2021	56.87	1.24	7.35	8.59	(1.09)	—	(1.09)	64.37	15.14	30,071.41		.41	1.94
11/30/2020	51.01	1.09	6.08	7.17	(.91 )	(.40 )	(1.31)	56.87	14.56	21,684.42		.42	2.18
11/30/2019	47.82	1.12	5.39	6.51	(1.20)	(2.12)	(3.32)	51.01	14.82	18,613.43		.43	2.36
Refer to the end of the table for footnotes.

Capital World Growth and Income Fund	24

Financial highlights (continued)

	Six months ended May 31, 2024[5,6,7]	Year ended November 30,
		2023	2022	2021	2020	2019
Portfolio turnover rate for all share classes[12]	15%	27%	32%	32%	36%	23%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

25	Capital World Growth and Income Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

Capital World Growth and Income Fund	26

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks.  The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2023. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been sufficient for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

27	Capital World Growth and Income Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals.  They reviewed information on the profitability of the investment adviser and its affiliates.  The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital World Growth and Income Fund	28

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any changes in or disagreements with accountants.

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable, insofar as the Registrant did not have any proxy disclosures.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable.

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Growth and Income Fund

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: July 31, 2024

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 31, 2024